Consolidated Balance Sheets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 751,904,587	$ 117,932,868	¥ 355,020,149
Restricted cash	442,560	69,414	13,088,949
Short term investments	33,540,301	5,260,646	32,878,252
Accounts receivable, net	26,235,989	4,114,997	172,614,623
Inventories	6,841,745	1,073,097	4,117,807
Prepaid services fees	29,063,036	4,558,407	31,710,307
Other receivables and prepaid expenses	6,000,928	941,219	3,974,985
Other receivables-related parties	27,589,530	4,327,294
Consideration receivable from sale of equity interests	40,972	6,426
Loans receivable	26,160,000	4,103,079
Contract costs			3,020,770
Total current assets	907,819,648	142,387,447	616,425,842
PROPERTY AND EQUIPMENT, NET	24,839,545	3,895,971	729,212
OTHER ASSETS
Deferred merger cost	3,839,567	602,219
Cost method investments	114,650,000	17,982,339	114,050,000
Prepaid expenses and deposits	1,519,909	238,391	2,253,932
Prepayments	142,527,894	22,354,862
Intangible assets, net	27,880,937	4,373,000	41,242,091
Operating lease right-of-use assets	3,255,747	510,649	1,491,848
Goodwill	276,978,601	43,442,853	396,228,760
Investment in unconsolidated subsidiary	1,716,849	269,280
Total non-current assets	572,369,504	89,773,593	555,266,631
Total assets	1,505,028,697	236,057,011	1,172,421,685
CURRENT LIABILITIES
Accounts payable	27,958,057	4,385,096	27,355,410
Deferred revenues	21,902,430	3,435,298	10,475,681
Other payables and accrued liabilities	13,655,554	2,141,810	5,070,624
Banking facility			13,049,800
Current portion of related party loans	20,000,000	3,136,910	63,876,153
Operating lease liabilities	1,819,522	285,384	851,980
Taxes payable	6,424,746	1,007,693	11,515,624
Total current liabilities	91,760,309	14,392,191	132,195,272
OTHER LIABILITIES
Business acquisition payable			1,864,131
Non-current related party loans	67,136,490	10,530,058	22,685,512
Operating lease liabilities – noncurrent	1,413,490	221,700	640,242
Deferred tax liabilities, net	5,254,143	824,089	5,984,605
Total other liabilities	73,804,123	11,575,847	31,174,490
Total liabilities	165,564,432	25,968,038	163,369,762
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding as of December 31, 2020 and 2021	13,095	2,054	13,095
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 130,953,843 and 153,300,513 shares issued and outstanding as of December 31, 2020 and 2021, respectively	102,127	16,018	87,539
Additional paid-in capital	1,454,680,407	228,160,109	932,368,293
Retained earnings (accumulated deficit)	(164,334,928)	(25,775,198)	76,207,925
Statutory reserves	28,573,157	4,481,572	24,003,483
Accumulated other comprehensive loss	(54,970,351)	(8,621,853)	(35,434,146)
Total WiMi Hologram Cloud, Inc. shareholders’ equity	1,264,063,507	198,262,702	997,246,189
NONCONTROLLING INTERESTS	75,400,758	11,826,271	11,805,734
Total equity	1,339,464,265	210,088,973	1,009,051,923
Total liabilities and shareholders’ equity	¥ 1,505,028,697	$ 236,057,011	¥ 1,172,421,685